Statement of Cash Flow Supplemental Disclosure (Details) (USD $) In Millions, except Share data	6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010
Statement of Cash Flow Supplemental Disclosure [Abstract]
Shares Paid for Tax Withholding for Share Based Compensation	30,108	33,012
SharesPaidForTaxWithholdingForShareBasedCompensatioinValue	$ 1.6	$ 1.5